Income tax - Composition of loss before tax (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income tax
Loss from Mainland China operations	¥ (255,716)	¥ (330,426)	¥ (717,979)
(Loss)/ income from overseas operations	(11,314)	25,721	(13,613)
Loss before income tax	¥ (267,030)	¥ (304,705)	¥ (731,592)